Revenue Recognition (Details) - Schedule of disaggregated revenue by geographical areas - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenue Recognition (Details) - Schedule of disaggregated revenue by geographical areas [Line Items]
Total	$ 124,958	$ 112,451
EMEA [Member]
Revenue Recognition (Details) - Schedule of disaggregated revenue by geographical areas [Line Items]
Total	42,616	39,355
America [Member]
Revenue Recognition (Details) - Schedule of disaggregated revenue by geographical areas [Line Items]
Total	63,406	57,356
APAC [Member]
Revenue Recognition (Details) - Schedule of disaggregated revenue by geographical areas [Line Items]
Total	$ 18,936	$ 15,740